Regulatory matters (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations

As of December 31, 2012, the most recent notification from the Office of the Comptroller of the Currency categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized the Bank must maintain minimum total risk-based, Tier 1 risk-based and Tier 1 leverage ratios as set forth in the table. There are no conditions or events since that notification that management believes have changed the Bank’s category.

			For Capital			To Be Well Capitalized Under Prompt Corrective
	Actual		Adequacy Purposes			Action Provisions
(Dollars in thousands)	Amount	Ratio	Amount	Ratio		Amount	Ratio
As of December 31, 2012:
Total Capital to Risk Weighted Assets	$118,109	14.66%	$64,456	>	8.0%	$80,570	>	10.0%
Tier 1 Capital to Risk Weighted Assets	108,546	13.47	32,229	>	4.0	48,342		6.0
Tier 1 Capital to Total Assets	108,546	8.82	49,206		4.0	61,507	>	5.0

As of December 31, 2011:
Total Capital (to Risk Weighted Assets)	100,957	15.01	53,821	>	8.0	67,276	>	10.0
Core Capital (to Adjusted Tangible Assets)	96,525	9.58	40,288	>	4.0	50,359	>	5.0
Tangible Capital (to Tangible Assets)	96,525	9.57	15,108	>	1.5	N/A		N/A
Tier 1 Capital (to Risk Weighted Assets)	96,525	14.35	N/A		N/A	40,365	>	6.0

The following is a reconcilement of the Bank’s total equity included in the consolidated balance sheet to the regulatory capital ratios disclosed in the table above:

	December 31, 2012		December 31, 2011
(Dollars in thousands)	Tier 1 Capital	Total Capital	Tier 1 Capital	Total Capital
Total equity	$145,755	$145,755	$126,406	$126,406
Accumulated other comprehensive loss	1,254	1,254	653	653
Allowable allowance for loan losses	—	9,563	—	8,404
Goodwill and core deposit intangible	(38,248)	(38,248)	(30,353)	(30,353)
Mortgage servicing asset	(215)	(215)	(181)	(181)
Equity investments and other assets	—	—	—	(3,972)

Totals	$108,546	$118,109	$96,525	$100,957